Significant Accounting Policies (Details 7)) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 6,045,053	$ 6,235,048	$ 26,071,995	$ 20,603,255
In-Person [Member]
Total revenue	2,304,922	2,747,641	11,133,412	8,181,355
In-Person [Member] | Event Revenue [Member]
Total revenue	1,470,628	1,679,759	7,179,917	5,089,006
In-Person [Member] | Sponsorship Revenue [Member]
Total revenue	445,155	473,405	2,081,029	488,329
In-Person [Member] | Food and Beverage Revenue [Member]
Total revenue	232,299	371,866	1,158,004	814,247
In-Person [Member] | Ticket and Gaming Revenue [Member]
Total revenue	138,687	172,039	543,204	1,621,721
In-Person [Member] | Merchandising Revenue [Member]
Total revenue	18,049	50,572	171,014	167,194
In-Person [Member] | Other Revenue [Member]
Total revenue	$ 104		$ 244	$ 858